FINANCIAL INSTRUMENTS - Market Risk, Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 402	$ 286
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	367	255
Fixed interest rate | Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 35	$ 31